ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Summary of Revenues within Geographic Areas

The following is a summary of revenues within geographic areas:

		Year ended December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Geography:
Americas:
United States	34,718	$47,860	$55,991
Other	302	407	857
	35,020	48,267	56,848
Israel	757	1,161	1,654
EMEA (excluding Germany and Israel)	18,380	23,181	27,102
Germany	6,962	8,253	12,147
APAC	3,421	4,119	5,519
Total	64,540	$84,981	$103,270

Schedule of Distributors Comprised more than 10% of Company's Revenue

As of December 31, 2017, 2018 and 2019, each of the following distributors comprised more than 10% of the Company’s revenue:

		December 31,
	2017	2018	2019
Customer A	16%	13%	15%
Customer B	13%	10%	8%

Schedule of Disaggregated Revenue by Revenue Type and Performance Obligations

The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

		Year ended December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Revenues:
Software products	$28,655	$39,300	$44,618
Hardware products	2,200	3,254	2,747
Support and maintenance	27,966	37,155	46,019
Professional services	5,719	5,272	9,886
Total revenues	$64,540	$84,981	$103,270

Schedule of Property, Plant and Equipment, Net by Geographical Area

Property and equipment, net by geographical area were as follows as of December 31, 2017, 2018 and 2019:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Americas (primarily the United States)	210	$496	$959
EMEA	46	81	123
Israel	1,573	1,986	3,095
	1,829	$2,563	$4,177